LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Summary of Long-Term Debt

Long-term debt consisted of the following:

	December 31,
	2014	2013
Studio City Project Facility	$1,295,689	$—
2013 Senior Notes	1,000,000	1,000,000
Studio City Notes	825,000	825,000
2011 Credit Facilities	417,166	673,883
Philippine Notes	336,195	—
Aircraft Term Loan	28,731	34,577

	3,902,781	2,533,460
Current portion of long-term debt	(262,750)	(262,566)

	$3,640,031	$2,270,894

Summary of Interest on Long-Term Debt

Total interest on long-term debt consisted of the following:

	Year Ended December 31,
	2014	2013	2012
Interest for Studio City Notes**	$70,125	$71,099	$5,844
Interest for 2013 Senior Notes**	50,000	44,998	—
Interest for Studio City Project Facility*	26,321	—	—
Interest for Philippine Notes*	19,751	—	—
Interest for 2011 Credit Facilities*	11,337	16,841	21,849
Interest for Aircraft Term Loan*	998	1,191	705
Interest for 2010 Senior Notes	—	6,028	61,500
Amortization of discount in connection with issuance of 2010 Senior Notes	—	71	801
Interest for RMB Bonds	—	2,610	13,666
Interest for Deposit-Linked Loan	—	1,728	10,064

	178,532	144,566	114,429
Interest capitalized	(82,761)	(25,259)	(7,900)

	$95,771	$119,307	$106,529

*	Long-term debt repayable within five years
**	Long-term debt repayable after five years

Scheduled Maturities of Long-Term Debt

Scheduled maturities of the long-term debt as of December 31, 2014 are as follows:

Year ending December 31,
2015	$262,750
2016	322,150
2017	161,897
2018	991,336
2019	339,648
Over 2019	1,825,000

$3,902,781

Summary of Long-Term Debt Repayable

The long-term debt are repayable as follows:

	December 31,
	2014	2013
Within one year	$262,750	$262,566
More than one year, but not exceeding two years	322,150	262,749
More than two years, but not exceeding five years	1,492,881	179,697
More than five years	1,825,000	1,828,448

	3,902,781	2,533,460
Less: Amounts due within one year classified as current liabilities	(262,750)	(262,566)

	$3,640,031	$2,270,894